Income Taxes - Tax attributes (gross) (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Income Taxes
Corporation tax loss carryforwards	€ 129,704	€ 42,056	€ 41,343
Trade tax loss carryforwards	128,889	41,657	€ 41,197
Interest carryforwards	€ 14,879	€ 9,555